Taxes - Schedule of Taxation in the Statements of Operations (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Hong Kong profits tax provision for the year:
Current
Deferred	(307,108)	88,734
Total income tax expense	$ (307,108)	$ 88,734